RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 29, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
RELATED PARTY TRANSACTIONS
Goodwill		$ 168,602	¥ 1,096,972	$ 164,395	¥ 1,069,603	¥ 102
Chun Da
RELATED PARTY TRANSACTIONS
Fund investments (net of fair value loss)			¥ 154,180
Forthright
RELATED PARTY TRANSACTIONS
Ownership percentage acquired	100.00%
Consideration paid for acquisition	¥ 12,810
Goodwill	¥ 16,560
Forthright International
RELATED PARTY TRANSACTIONS
Ownership percentage acquired	100.00%
Consideration paid for acquisition	¥ 2,120
Goodwill	¥ 1,340